Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Humankind Benefit Corp
Entity Central Index Key	0001821080
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000222778
Shareholder Report [Line Items]
Fund Name	Humankind US Stock ETF
Trading Symbol	HKND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Humankind US Stock ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.humankindfunds.com/. You can also request this information by contacting us at 888 557-6692.
Additional Information Phone Number	888 557-6692
Additional Information Website	https://www.humankindfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Humankind U.S. Stock ETF	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Humankind U.S. Stock ETF - NAV	S&P Composite 1500® Index	Humankind US Equity Index
Feb-2021	$10,000	$10,000	$10,000
Dec-2021	$12,031	$12,323	$12,045
Dec-2022	$10,942	$10,132	$10,956
Dec-2023	$12,294	$12,712	$12,323
Dec-2024	$13,603	$15,757	$13,652

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (February 23, 2021)
Humankind U.S. Stock ETF - NAV	10.65%	8.32%
S&P Composite 1500® Index	23.95%	12.53%
Humankind US Equity Index	10.78%	8.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 151,293,683	$ 151,293,683
Holdings Count | Holding	993	993
Advisory Fees Paid, Amount	$ 158,516
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$151,293,683 Number of Portfolio Holdings993 Advisory Fee $158,516 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Partnership Shares	0.1%
Right	0.0%
Short Term Investments - Other	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.